RISK MANAGEMENT - Consolidated credit risk exposure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	$ 263,369,003	$ 330,446,092
Total exposure to credit risk outside of the statement of financial position	31,008,169	47,936,321
Maximum exposure to credit risk	294,377,172	378,382,413
Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	31,008,169	47,936,321
Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	4,679,653	4,886,575
Loan commitments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	26,328,516	43,049,746
Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	188,313,361	231,573,437
Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	104,775,099	122,027,804
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	104,775,099	122,027,804
Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	5,967,743	3,218,433
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	5,967,743	3,218,433
Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	59,419,444	76,889,145
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	59,419,444	76,889,145
Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	17,883,355	29,120,316
Total exposure to credit risk outside of the statement of financial position	17,883,355	29,120,316
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	17,883,355	29,120,316
Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	267,720	317,739
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	267,720	317,739
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	20,255,758	16,181,527
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	3,507,231	3,228,480
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	13,234,832	30,245,268
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	9,771,492	5,775,070
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	3,760,887	4,741,287
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	22,461,805	37,493,866
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	2,041,405	1,162,909
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	$ 20,854	$ 44,248